Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	May 31, 2024	Aug. 31, 2023
Current assets
Cash	$ 7,666	$ 7,629
Amounts receivable	1,599	3,140
Prepayments and other assets	1,008	1,463
Inventories	6,502	4,961
Total current assets	16,775	17,193
Other long-term assets	3,335	2,948
Mineral property, plant and equipment	72,504	64,059
Total assets	92,614	84,200
Current liabilities
Amounts payable and accrued liabilities	14,454	11,571
Income tax payable	604	1,081
Current portion of deferred revenue	2,497	1,549
Current portion of lease liabilities	47	65
Derivative financial instrument liabilities	4,221	3,544
Total current liabilities	21,823	17,810
Lease liabilities	15	36
Deferred revenue		178
Deferred income tax liability	7,314	4,287
Provision for reclamation	913	833
Total liabilities	30,065	23,144
Equity
Share capital	165,662	164,816
Share-based payments reserve	9,228	8,807
Warrants reserve	1,700	1,700
Accumulated deficit	(123,948)	(121,423)
Equity attributable to shareholders	52,642	53,900
Non-controlling interest	9,907	7,156
Total equity	62,549	61,056
Total equity and liabilities	$ 92,614	$ 84,200